Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about capital

	2021	2020
Long-term debt	$14,694	$21,453
Less: cash and cash equivalents	744	184
Long-term debt, net	$13,950	$21,269
Total shareholders’ equity	$36,945	$32,380
Debt to book capitalization	27%	40%